Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Apr. 24, 2015
Document Effective Date	Apr. 27, 2015
Prospectus Date	Apr. 27, 2015
DREYFUS ACTIVE MIDCAP FUND | Class A
Risk/Return:
Trading Symbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND | Class C
Risk/Return:
Trading Symbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND | Class I
Risk/Return:
Trading Symbol	DNLRX